Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Reconciliation of the Company's reported segment assets to consolidated assets
Segment Reporting Information, Description of Products and Services	3
Consolidated assets	$ 742,484,608	$ 798,168,727
Reportable segments
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	751,369,020	806,617,608	689,781,150
Elimination of intercompany cash balances
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	(8,884,412)	(8,448,881)
Banking Activities [Member]
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	712,724,012	771,950,765	656,728,776
Insurance, Risk Management and Employee Benefits Activities
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	33,607,488	30,147,968
Financial Investment Advisory [Member]
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ 5,037,520	$ 4,518,875
Pension Services [Member]
Reconciliation of the Company's reported segment assets to consolidated assets
Segment Reporting Information, Description of Products and Services	1
hr and benefit consulting member [Member]
Reconciliation of the Company's reported segment assets to consolidated assets
Segment Reporting Information, Description of Products and Services	1